Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 Item Vessel	Dec. 31, 2016 Item
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	21
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	64.60%	51.40%
Number of charterers | Item	5	5
Product Concentration Risk [Member] | One Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	16.50%	14.00%
Product Concentration Risk [Member] | Two Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	16.30%	11.70%
Product Concentration Risk [Member] | Three Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	11.90%	9.10%
Product Concentration Risk [Member] | Four Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	10.40%	8.30%
Product Concentration Risk [Member] | Five Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	9.50%	8.30%
Time Charter [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	38
Time Charter [Member] | One Year [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	11
Time Charter [Member] | Three Year Term [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	5
Time Charter [Member] | Ten Year Term [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	5